Employee Retirement plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule Of Defined Benefit Plan Assumptions [Table Text Block]
The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2012	2013	2014
Average increase of salaries	3%	3%	3%
Discounted interest rate	3%	3.25%	1.49%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years

Age of retirement	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status	60 to 65 years actuarial standard based on age and professional status

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S. dollars	2013	2014

Benefit obligations at beginning of year	1,159	2,142
Service cost	1,106	99
Interest cost	36	36
Plan amendments	-	-
Benefits paids	-	(87)
Actuarial loss (gain)	(233)	460
Exchange rate changes	74	(300)
Benefit obligations at end of year	2,142	2,350

Schedule Of Defined Benefit Plan Expected Future Benefit [Table Text Block]
The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S. dollars
	12/31/2015	55
	12/31/2016	-
	12/31/2017	-
	12/31/2018	-
	12/31/2019	12
	Next 5 Years	150